Capital assets (Tables)	12 Months Ended
May 31, 2019
Capital assets
Schedule of capital assets

		Production		Leasehold	Construction	Total capital
	Land	Facility	Equipment	improvements	in process	assets
Cost
At May 31, 2017	$10,829	$16,170	$5,340	$262	$42,159	$74,760
Business acquisitions	854	6,992	2,860	1,388	5,947	18,041
Additions	12,716	47,149	4,759	15	151,899	216,538
Transfers	105	29,338	2,990	—	(32,433)	—
Disposals	—	(207)	—	—	(415)	(622)
At May 31, 2018	24,504	99,442	15,949	1,665	167,157	308,717
Business acquisitions	345	4,524	1,662	182	154	6,867
Additions	8,109	3,829	28,305	778	163,953	204,974
Transfers	192	124,603	33,687	(1,389)	(157,093)	—
Effect of foreign exchange	3	70	24	—	11	108
At May 31, 2019	$33,153	$232,468	$79,627	$1,236	$174,182	$520,666

Accumulated depreciation
At May 31, 2017	$—	$983	$1,260	$62	$—	$2,305
Amortization	—	1,517	1,697	47	—	3,261
At May 31, 2018	—	2,500	2,957	109	—	5,566
Amortization	—	5,160	5,962	80	—	11,202
At May 31, 2019	$—	$7,660	$8,919	$189	$—	$16,768

Net book value
At May 31, 2017	$10,829	$15,187	$4,080	$200	$42,159	$72,455
At May 31, 2018	$24,504	$96,942	$12,992	$1,556	$167,157	$303,151
At May 31, 2019	$33,153	$224,808	$70,708	$1,047	$174,182	$503,898